Restatement of Financial Statements (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax liabilities							$ 1,600,000
Income tax benefit	$ 12,814		$ 21,114		$ 60,000	$ 23,364	1,653,067
Goodwill	$ 7,746,491		$ 7,746,491		11,227,491	19,590,758	1,653,067
Convertible debt							81,464
State taxes expense
State and Local Jurisdiction [Member]
State taxes expense					$ 60,000
Maximum [Member]
Convertible debt							$ 48,925